FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jan. 31, 2022
Investments, All Other Investments [Abstract]
Schedule of fair value measurements of financial liabilities [Table Text Block]

Fair value measurements at January 31, 2022 using:

	Level 1	Level 2	Level 3	Total
	$	$	$	$
Financial liabilities:
Conversion features of convertible promissory notes (note 14)	-	-	-	-
Earn out shares (note 14)	-	-	1,006,368	1,006,368

Fair value measurements at January 31, 2021 using:

	Level 1	Level 2	Level 3	Total
	$	$	$	$
Financial liabilities:
Conversion features of convertible promissory notes (note 14)	-	-	485,157	485,157
Earn out shares (note 14)	-	-	9,273,970	9,273,970